Feb. 01, 2019
Capital Group Core Bond Fund SM
Capital Group Core Bond Fund SM
Private Client Services FundsSM Prospectus Supplement February 1, 2019 (for prospectus dated January 1, 2019)

1.	The fourth paragraph under the “Principal investment strategies” section of the Capital Group Core Bond Fund summary portion of the prospectus is amended in its entirety to read as follows:

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested. Notwithstanding this system, the fund is currently managed by one portfolio manager.

Keep this supplement with your prospectus.